Reinsurance (narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Allowance for reinsurance recoverable
Allowance for uncollectible reinsurance recoverable [Line Items]
Allowance for uncollectible reinsurance recoverable	$ 0	$ 0